Basis of Presentation and Summary of Significant Accounting Policies (Details)	3 Months Ended
Dec. 31, 2025
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Period of inception	October 2, 2025 (Inception) through December 31, 2025